EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2016	2015
Change in benefit obligation
Benefit obligation at beginning of year	$60,664	$59,780
Service cost	5,034	4,807
Interest cost	2,262	2,120
Actuarial gain (loss)	142	(1,017)
Benefits paid, excluding settlement	(5,373)	(5,026)
Benefit obligation at end of year	62,729	60,664

Change in plan assets
Fair value of plan assets at beginning of year	125,714	133,326
Actual return on plan assets	10,670	(2,586)
Benefits paid, excluding settlement	(5,373)	(5,026)
Fair value of plan assets at end of year	131,011	125,714

Amounts recognized in the Consolidated Balance Sheets
Assets	68,282	65,050
Liabilities	0	0
Net amount recognized	$68,282	$65,050

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$38,278	$40,770
Net prior service cost	(2,334)	(2,747)
Deferred tax assets	(13,141)	(13,975)
Net amount recognized	$22,803	$24,048

Change in accumulated other comprehensive income (loss)	$(1,245)	$6,144

Accumulated benefit obligation	$61,909	$60,040

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2016	2015	2014
Service cost	$5,034	$4,807	$4,119
Interest cost	2,262	2,120	2,388
Expected return on assets	(9,644)	(9,444)	(9,055)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,608	1,888	1,824
Net periodic benefit (income) cost	(1,153)	(1,042)	(1,137)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(884)	11,014	5,058
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,608)	(1,888)	(1,824)
Total recognized in accumulated other comprehensive income (loss)	(2,079)	9,539	3,647
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(3,232)	$8,497	$2,510

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$1,754	$1,642	$1,780
Amortization of prior service credit	(413)	(413)	(413)

Schedule of Assumptions Used [Table Text Block]

Assumptions
	December 31,
	2016	2015	2014
Benefit obligations
Discount rate	3.88%	4.05%	3.76%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	4.05%	3.76%	4.62%
Expected return on plan assets	7.50%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2016 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$190	$190	$0	$0
U. S. Government agencies	6,026	0	6,026	0
Fixed income mutual funds	66,483	66,483	0	0
Equity mutual funds	58,311	58,311	0	0
Total	$131,010	$124,984	$6,026	$0

The fair value of the plan assets as of December 31, 2015 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$181	$181	$0	$0
U. S. Government agencies	6,573	6,573	0	0
Fixed income mutual funds	63,885	63,885	0	0
Equity mutual funds	55,075	55,075	0	0
Total	$125,714	$125,714	$0	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2017	$4,081
2018	4,421
2019	4,143
2020	5,127
2021	5,660
Thereafter	27,515